MFA 2022-NQM3 Trust ABS-15G

Exhibit 99.18

Client Name:
Client Project Name:	MFA 2022-NQM3
Start - End Dates:	1/16/2019 - 5/11/2022
Deal Loan Count:	120

Conditions Report 2.0

Loans in Report:	120
Loans with Conditions:	83

48 - Total Active Conditions
8 - Material Conditions
8 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: FEMA
4 - Category: Value
40 - Non-Material Conditions
28 - Credit Review Scope
1 - Category: Application
9 - Category: Credit/Mtg History
3 - Category: Income/Employment
2 - Category: Insurance
8 - Category: LTV/CLTV
5 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property
9 - Compliance Review Scope
1 - Category: County High Cost
1 - Category: TILA
7 - Category: TILA/RESPA Integrated Disclosure
108 - Total Satisfied Conditions

14 - Credit Review Scope
5 - Category: Application
1 - Category: Assets
3 - Category: DTI
1 - Category: Insurance
2 - Category: Legal Documents
2 - Category: LTV/CLTV
89 - Property Valuations Review Scope
61 - Category: Appraisal
4 - Category: FEMA
24 - Category: Value
5 - Compliance Review Scope
1 - Category: Right of Rescission
4 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Assets
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure

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